Annual Fund Operating Expenses - Class S - Thrivent Balanced Income Plus Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.55%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.79%